ALPS SERIES TRUST

Supplement dated March 31, 2015 to the

Prospectus for GKE Asian Opportunities Fund dated January 28, 2015, as supplemented from time to time

Effective immediately, the text and the table under the heading “Example” in the section “Fees and Expenses of the Fund” beginning on page 2 of the Summary Section of the Fund’s Prospectus, are hereby deleted and replaced in their entirety with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Institutional Class	$184	$1,202	$2,221	$4,775